Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other non-current liabilities is comprised of the following:

(in thousands of $)	June 30, 2023	December 31, 2022
Day 1 gain deferred revenue (1)	(25,501)	(31,720)
Pension obligations	(23,459)	(24,269)
Deferred commissioning period revenue (2)	(8,353)	(10,396)
Non-current portion of operating lease liabilities	(6,614)	(3,587)
Golar Arctic’s contract liability (3)	—	(7,816)
Underutilization liability (note 5)	—	(35,806)
Other payables (4)	(6,970)	(6,834)
Other non-current liabilities	(70,897)	(120,428)
(1) Non-current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 7). As of June 30, 2023, the non-current portion of the Day 1 gain deferred revenue relating to FLNG Hilli’s oil and gas derivative instruments is $19.7 million and $5.8 million, respectively (December 31, 2022: $24.5 million and $7.2 million).

(2) The Customer’s billing during the commissioning period, prior to vessel acceptance and commencement of the LTA, which is considered an upfront payment for services. These amounts billed are recognized as part of “Liquefaction services revenue” in the unaudited consolidated statements of operations evenly over the LTA contract term, with this commencing on the Customer’s acceptance of the FLNG Hilli. The current portion of deferred commissioning period billing is included in “Other current liabilities” (note 19).

(3) “Golar Arctic’s contract liability” represents the first advance payment received from Snam in relation to the Arctic SPA. As of June 30, 2023, Snam’s option to issue the notice to proceed lapsed. In accordance with the Arctic SPA, we retain the first advance payment (note 5).

(4) Included in “Other payables” as of June 30, 2023 and December 31, 2022 is an asset retirement obligation of $5.8 million and $5.7 million, respectively. The corresponding mooring asset of $4.7 million is recorded within “Vessels and equipment, net” in the unaudited consolidated balance sheets.